Note 35 - Derivatives - Cash Flow Hedge Balances (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flow Hedge Balances
Reported in Equity	[1]	€ 21	€ 25	€ 28
thereof relates to terminated programs		0	0	0
Gains (losses) posted to equity for the year ended		(2)	(3)	(34)
Gains (losses) removed from equity for the year ended		(2)	0	136
thereof relates to terminated programs		0	0	0
Changes of hedged item's value used for hedge effectiveness		0	0	0
Ineffectiveness recorded within P&L		€ 0	€ 0	€ 0

[1]	Reported in equity refers to accumulated other comprehensive income as presented in the Consolidated Balance Sheet.